Restricted cash and escrow receivables	12 Months Ended
Mar. 31, 2021
Restricted cash and escrow receivables
Restricted cash and escrow receivables

10.   Restricted cash and escrow receivables

	As of March 31,
	2020	2021

	(in millions of RMB)
Consumer protection fund deposits from merchants on the marketplaces (i)	12,195	33,426
Others	3,284	1,781
	15,479	35,207

(i)	The amount represents consumer protection fund deposits received from merchants on the Company’s marketplaces, which are restricted for the purpose of compensating consumers for claims against merchants. A corresponding liability is recorded in other deposits and advances received under accrued expenses, accounts payable and other liabilities (Note 19) on the consolidated balance sheets.